Restricted investments	3 Months Ended
Mar. 31, 2018
Restricted investments
Restricted investments

7. Restricted investments

Restricted financial investments are comprised of deposits to guarantee some of our stand-by letters of credit, required by certain financial institutions, which were invested in floating rate CDBs - Bank Certificate Deposits and DI — Investments linked to the Interbank Deposit interest rate. The return on these investments varies from 100% to 101% of the CDI rate.